Appendix 2 Changes in the Scope of Consolidation	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Appendix 2 Changes in the Scope of Consolidation

APPENDIX 2 CHANGES IN THE SCOPE OF CONSOLIDATION

This appendix is part of Note 2.4.1 “Changes in the scope of consolidation”

Exclusion from the scope of consolidation for the years ended December 31, 2017 and 2016.

	For the year ended 12-31-2017				For the year ended 12-31-2016
Company	% ownership interest				% ownership interest
	Direct	Indirect	Total	Consolidation method	Direct	Indirect	Total	Consolidation method
Central Eólica Canela S.A.(1)	0.00%	75.00%	75.00%	Full Integration	-	-	-	Full Integration
Electrogas S.A. (2)	0.00%	42.50%	42.50%	Equity method	-	-	-	Equity method
Gasoducto TalTal S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
GNL Norte S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
Progas S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
GNL Quintero S.A.(3)	0.00%	0.00%	0.00%	Equity method	-	20.00%	20.00%	Equity method
Compañía Eléctrica Tarapacá S.A.	0.00%	0.00%	0.00%	Full Integration	96.21%	0.00%	96.21%	Full Integration
Inversiones GasAtacama Holding Ltda.	0.00%	0.00%	0.00%	Full Integration	50.00%	50.00%	100.00%	Full Integration
GasAtacama S.A.	0.00%	0.00%	0.00%	Full Integration	0.00%	100.00%	100.00%	Full Integration
Southern Cone Power Argentina S.A. (6)	0.00%	0.00%	0.00%	Full Integration	98.00%	2.00%	100.00%	Full Integration
Emgesa S.A. E.S.P. (4)	0.00%	0.00%	0.00%	Full Integration	56.43%	0.00%	56.43%	Full Integration
Emgesa Panama S.A. (4)	0.00%	0.00%	0.00%	Full Integration	0.00%	56.43%	56.43%	Full Integration
Sociedad Portuaria Central Cartagena S.A.(4)	0.00%	0.00%	0.00%	Full Integration	0.00%	94.95%	94.95%	Full Integration
Enel Generación el Chocón S.A. (ex - Hidroeléctrica El Chocón S.A.) (4)	0.00%	0.00%	0.00%	Full Integration	2.48%	65.19%	67.67%	Full Integration
Hidroinvest S.A. (4)	0.00%	0.00%	0.00%	Full Integration	41.94%	54.15%	96.09%	Full Integration
Enel Generación Costanera S.A. (ex - Central Costanera S.A.)	0.00%	0.00%	0.00%	Full Integration	24.85%	50.82%	75.67%	Full Integration
Ingendesa do Brasil Ltda. (4)	0.00%	0.00%	0.00%	Full Integration	1.00%	99.00%	100.00%	Full Integration
Enel Generación Perú S.A (ex - Edegel) (4)	0.00%	0.00%	0.00%	Full Integration	29.40%	54.20%	83.60%	Full Integration
Chinango S.A.C. (4)	0.00%	0.00%	0.00%	Full Integration	0.00%	80.00%	80.00%	Full Integration
Generandes Perú S.A. (4)	0.00%	0.00%	0.00%	Full Integration	61.00%	0.00%	61.00%	Full Integration
Distrilec Inversora S.A. (4)	0.00%	0.00%	0.00%	Equity method	0.89%	0.00%	0.89%	Equity method
Enel Trading Argentina S.R.L. (ex-Endesa Cemsa S.A.)(4)	0.00%	0.00%	0.00%	Equity method	0.00%	45.00%	45.00%	Equity method
Enel Argentina S.A. (ex Endesa Argentina S.A.) (5) (7)	0.00%	0.00%	0.00%	Full Integration	99.88%	0.12%	100.00%	Full Integration
Central Térmica Manuel Belgrano (4)	0.00%	0.00%	0.00%	Equity method	0.00%	24.18%	24.18%	Equity method
Central Térmica San Martin (4)	0.00%	0.00%	0.00%	Equity method	0.00%	24.18%	24.18%	Equity method
Central Vuelta Obligada S.A. (4)	0.00%	0.00%	0.00%	Equity method	0.00%	3.45%	3.45%	Equity method
Enel Brasil S.A. (4)	0.00%	0.00%	0.00%	Equity method	34.64%	4.00%	38.64%	Equity method

(1) The company was dissolved on December 22, 2017.

(2) See Note 5.2.

(3) See Note 12.1.b).

(4) See Note 5.3.

(5) The company ceased to be a subsidiary in 2016 and became an investment in associate. Significant influence is exercised through Enel Generación Chile’s control.

(6) See Note 12.1.a).